Note 51 - Consolidated Statement Of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2020
Consolidated statements of cash flows
Table Of Consolidated Statement Of CashFlow
Liabilities from financing activities. December 2020 (Millions of Euros)
	December 31, 2019	Cash flows	Non-cash changes					December 31, 2020
			Acquisition	Disposal	Disposals by companies held for sale (**)	Foreign exchange movement	Fair value changes
Liabilities at amortized cost: Debt certificates	63.963	3.003	-	-	(3.160)	(2.026)	-	61.780
Of which: Issuances of subordinated liabilities (*)	17.675	(8)	-	-	-	(419)	-	17.248